SUNSTONE FINANCIAL GROUP, INC.
                            207 East Buffalo Street
                                   Suite 400
                          Milwaukee, Wisconsin  53202
                                  414-271-5885

May 1, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  The Purisima Funds
     File Nos. 333-9153; 811-7737
     Rule 497(j) Certification

Gentlemen:

On behalf of The Purisima Funds, the undersigned does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

     (1) that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 2, which is the most recent amendment to such registration statement; and

     (2) that the text of Post-Effective Amendment No. 2 was filed with the Securities and Exchange Commission electronically on April 29, 1997.

Questions regarding this filing should be directed to the undersigned at (414) 271-5885.

SUNSTONE FINANCIAL GROUP, INC.

By:  /s/ Randy Pavlik
     -----------------
     Randy Pavlik
     Vice President